Share Based Payment (Details)	9 Months Ended
	Mar. 31, 2023 USD ($) shares	Mar. 31, 2023 € / shares
Share Based Payment (Details) [Line Items]
Discount percentage	20.00%	20.00%
Constant value percentage	2.00%
Options recognized amount | $	$ 77,279
Group 1 [Member]
Share Based Payment (Details) [Line Items]
Ordinary shares | shares	909,000
Exercise price | € / shares		€ 0.74
Group 2 [Member]
Share Based Payment (Details) [Line Items]
Ordinary shares | shares	544,000
Exercise price | € / shares		€ 0.74